Liquidity and Capital Resources (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Liquidity and Capital Resources [Abstract]
Working capital	$ 5,279
Net assets	8,621
Net cash used in operating activities	978	$ (601)
Unrestricted cash and cash equivalents	$ 4,064		$ 1,123